Going Concern (Details) - USD ($)		3 Months Ended		12 Months Ended
	Jan. 14, 2019	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from License Fees Received	$ 5,000,000	$ 5,000,000
Net Income (Loss) Attributable to Parent		(458,570)	$ (144,723)	$ (3,076,091)	$ (702,163)
Net Cash Provided by (Used in) Operating Activities		3,088,088	(37,353)	(652,971)	(181,270)
Working Capital (Deficit)				(2,770,000)
Stockholders' Equity Attributable to Parent		$ (3,102,470)	$ (4,908,171)	$ (2,724,223)	$ (4,992,112)	$ (4,617,646)